Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021		Mar. 31, 2020
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1],[2]	¥ 27,856,703		¥ 19,132,999
Gross unrealized gains, available-for-sale securities		37,721		40,504
Gross unrealized losses, available-for-sale securities		41,389		60,551
Fair value, available-for-sale securities		27,853,035		19,112,952
Amortized cost, held-to-maturity securities	[1],[2]	887,149		862,031
Gross unrealized gains, held-to-maturity securities		19,733		14,602
Gross unrealized losses, held-to-maturity securities		3,273		1,303
Total		903,609		875,330
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1],[2]	20,953,200		12,651,677
Gross unrealized gains, available-for-sale securities		1,945		1,319
Gross unrealized losses, available-for-sale securities		34,562		50,224
Fair value, available-for-sale securities		20,920,583		12,602,772
Amortized cost, held-to-maturity securities	[1],[2]	479,959		479,936
Gross unrealized gains, held-to-maturity securities		9,555		13,357
Gross unrealized losses, held-to-maturity securities		0
Total		489,514		493,293
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1],[2]	463,673		272,412
Gross unrealized gains, available-for-sale securities		544		649
Gross unrealized losses, available-for-sale securities		658		494
Fair value, available-for-sale securities		463,559		272,567
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1],[2]	906,499		927,172
Gross unrealized gains, available-for-sale securities		4,440		7,733
Gross unrealized losses, available-for-sale securities		46		0
Fair value, available-for-sale securities		910,893		934,905
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1],[2]	1,505,770		1,408,009
Gross unrealized gains, available-for-sale securities		1,975		3,273
Gross unrealized losses, available-for-sale securities		209		202
Fair value, available-for-sale securities		1,507,536		1,411,080
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1],[2],[3]	512,720		494,958
Gross unrealized gains, available-for-sale securities	[3]	8,746		10,490
Gross unrealized losses, available-for-sale securities	[3],[4]	687		434
Fair value, available-for-sale securities	[3]	520,779		505,014
Amortized cost, held-to-maturity securities	[1],[2],[5]	407,190		382,095
Gross unrealized gains, held-to-maturity securities	[5]	10,178		1,245
Gross unrealized losses, held-to-maturity securities	[5]	3,273		1,303
Total	[5]	414,095		382,037
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1],[2]	70,111		83,077
Gross unrealized gains, available-for-sale securities		761		1,405
Gross unrealized losses, available-for-sale securities		188		151
Fair value, available-for-sale securities		70,684		84,331
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1],[2]	709,938		609,559
Gross unrealized gains, available-for-sale securities		6,196		5,551
Gross unrealized losses, available-for-sale securities		39		106
Fair value, available-for-sale securities		716,095		615,004
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1],[2]	1,897,117		1,836,540
Gross unrealized gains, available-for-sale securities		10,537		7,489
Gross unrealized losses, available-for-sale securities		3,574		8,772
Fair value, available-for-sale securities		1,904,080		1,835,257
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1],[2]	837,675	[6]	849,595
Gross unrealized gains, available-for-sale securities	[6]	2,577		2,595
Gross unrealized losses, available-for-sale securities	[6]	1,426		168
Fair value, available-for-sale securities	[6]	¥ 838,826		¥ 852,022

[1]	Accrued interest receivables are excluded from amortized cost, of which the amount was ¥10,379 million at March 31, 2021 and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities was ¥13,617 million at March 31, 2021.
[3]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥504,953 million and ¥61 million, respectively, at March 31, 2020, and ¥520,746 million and ¥33 million, respectively, at March 31, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[4]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥40,417 million at March 31, 2020, and ¥107,077 million at March 31, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[5]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[6]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥271,387 million at March 31, 2020, and ¥275,661 million at March 31, 2021.